Other information - Provisional and definitive price allocation of the net assets acquired (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other information
Current assets	€ 408	€ 147
Property, plant and equipment	1,075
Goodwill	25	482	€ 1,574
Other non-current assets	874
Current and non-current liabilities	(622)	(366)
Net effects of investments	1,680	1,221
Total purchase price	1,432	1,667
Non-controlling interests	(2)	€ (15)
Energia Eolica Boreas SLU | Provisional allocation
Other information
Current assets	1
Property, plant and equipment	100
Goodwill	18
Other non-current assets	157
Cash and cash equivalent (Net borrowings)	(59)
Current and non-current liabilities	(114)
Net effects of investments	103
Advances paid in 2021	(16)
Total purchase price	87
Energia Eolica Boreas SLU | Definitive allocation
Other information
Current assets	1
Property, plant and equipment	100
Goodwill	16
Other non-current assets	160
Cash and cash equivalent (Net borrowings)	(59)
Current and non-current liabilities	(115)
Net effects of investments	103
Advances paid in 2021	(16)
Total purchase price	87
PLT (PLT Energia Srl e SEF Srl) | Provisional allocation
Other information
Current assets	145
Property, plant and equipment	532
Goodwill	412
Other non-current assets	288
Cash and cash equivalent (Net borrowings)	(390)
Current and non-current liabilities	(237)
Net effects of investments	750
Total purchase price	750
PLT (PLT Energia Srl e SEF Srl) | Definitive allocation
Other information
Current assets	145
Property, plant and equipment	532
Goodwill	390
Other non-current assets	337
Cash and cash equivalent (Net borrowings)	(390)
Current and non-current liabilities	(264)
Net effects of investments	750
Total purchase price	€ 750